LEASES (Tables)	12 Months Ended
Dec. 31, 2019
LEASES
Schedule of condensed consolidated balance sheet information related to leases

The impact of Topic 842 on the December 31, 2019 condensed consolidated balance sheet was as follows:

December 31, 2019
USD
Other non-current assets	5,566,093

Other payables and accrued expenses	1,172,158
Other liabilities	4,372,418
Total lease liabilities	5,544,576

Schedule of condensed supplemental cash flow information related to leases

Supplemental cash flow information related to leases was as follows:

December 31, 2019
USD
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows	827,089

Right of use assets obtained in exchange for lease obligations:	5,566,093

Schedule of maturity analysis of the Company's operating leases

A maturity analysis of the Company’s operating leases as of December 31, 2019 was as follows:

Future undiscounted cash flows:

Amount
USD
2020	1,410,155
2021	1,207,870
2022	1,211,943
Thereafter	2,468,904
Total	6,298,872

Discount factor	(754,296)
Lease liability	5,544,576
Amounts due within 12 months	1,172,158
Non-current lease liability	4,372,418

Schedule of future minimum annual lease payments as per topic 840

As previously disclosed in the consolidated financial statements for the year ended December 31, 2018 and under the previous lease standard (Topic 840), future minimum annual lease payments for the years subsequent to December 31, 2018 and in aggregate are as follows:

Amount
USD
2019	848,731
2020	938,551
2021	167,378
2022	4,095
Thereafter	170,297
Total minimum payments	2,129,052